Stock Option Plans (Summary of Stock Option Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance	7,759,176	7,257,662	6,375,334
Granted, Shares	1,357,120	1,505,800	1,383,200
Exercised, Shares	(1,125,030)	(360,706)	(166,875)
Canceled, expired or forfeited, Shares	(298,297)	(643,580)	(333,997)
Options outstanding, ending balance	7,692,969	7,759,176	7,257,662
Exercisable, Shares	4,990,463	5,293,146
Options outstanding, Weighted Average Exercise Price	$ 2.15	$ 1.35	$ 1.20
Granted, Weighted Average Exercise Price	$ 9.61	$ 5.65	$ 1.93
Exercised, Weighted Average Exercise Price	$ 1.18	$ 1.20	$ 1.13
Canceled, expired or forfeited, Weighted Average Exercise Price	$ 4.12	$ 1.70	$ 1.38
Options outstanding, Weighted Average Exercise Price, ending balance	$ 3.07	$ 2.15	$ 1.35
Exercisable, Weighted Average Exercise Price	$ 1.74	$ 1.33
Options outstanding, Weighted Average Remaining Contractual Term	5 years 6 months		5 years 7 months 6 days
Options outstanding, Weighted Average Remaining Contractual Term	6 years 3 months 18 days	5 years 6 months	5 years 7 months 6 days
Exercisable, Weighted Average Remaining Contractual Term	4 years 10 months 24 days	4 years
Options outstanding, Aggregate Intrinsic Value	$ 46,361	$ 13,608	$ 2,231
Options outstanding, Aggregate Intrinsic Value	128,319	46,361	13,608
Exercisable, Aggregate Intrinsic Value	$ 89,878	$ 35,973